STATEMENT OF INVESTMENTS
BNY Mellon Variable Investment Fund, Growth and Income Portfolio

September 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.6%
Automobiles & Components - .6%
General Motors Co.	15,899		510,199
Banks - 4.4%
Bank of America Corp.	15,420		465,684
Comerica Inc.	17,711		1,259,252
JPMorgan Chase & Co.	8,467		884,801
The PNC Financial Services Group Inc.	1,593		238,026
U.S. Bancorp	16,853		679,513
			3,527,276
Capital Goods - 10.6%
AMETEK Inc.	5,179		587,350
Caterpillar Inc.	3,000		492,240
Eaton Corp.	6,128		817,230
Howmet Aerospace Inc.	20,907		646,653
Hubbell Inc.	4,064		906,272
Ingersoll Rand Inc.	29,341		1,269,292
L3Harris Technologies Inc.	2,712		563,635
Northrop Grumman Corp.	1,012		475,964
Quanta Services Inc.	2,962		377,329
Raytheon Technologies Corp.	15,150		1,240,179
Regal Rexnord Corp.	2,275		319,319
Trane Technologies PLC	4,808		696,246
			8,391,709
Commercial & Professional Services - .7%
Cintas Corp.	1,412		548,124
Consumer Durables & Apparel - .5%
Lululemon Athletica Inc.	674	[a]	188,423
Peloton Interactive Inc., Cl. A	25,414	[a,b]	176,119
			364,542
Consumer Services - 1.6%
Booking Holdings Inc.	339	[a]	557,048
International Game Technology PLC	42,936		678,389
			1,235,437
Diversified Financials - 7.8%
Ameriprise Financial Inc.	1,881		473,918
Berkshire Hathaway Inc., Cl. B	6,980	[a]	1,863,800
CME Group Inc.	3,765		666,894
Morgan Stanley	14,581		1,152,045
The Charles Schwab Corp.	7,660		550,524
The Goldman Sachs Group Inc.	2,335		684,272

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Diversified Financials - 7.8% (continued)
Voya Financial Inc.	13,092		792,066
			6,183,519
Energy - 8.4%
ConocoPhillips	3,643		372,825
Devon Energy Corp.	7,616		457,950
EOG Resources Inc.	2,096		234,186
EQT Corp.	32,269		1,314,962
Exxon Mobil Corp.	22,580		1,971,460
Halliburton Co.	9,094		223,894
Hess Corp.	5,909		644,022
Marathon Petroleum Corp.	8,215		815,996
Schlumberger NV	18,499		664,114
			6,699,409
Food & Staples Retailing - .5%
Sysco Corp.	5,708		403,613
Food, Beverage & Tobacco - 2.3%
Archer-Daniels-Midland Co.	6,159		495,492
British American Tobacco PLC, ADR	14,104		500,692
Bunge Ltd.	5,784		477,585
PepsiCo Inc.	2,402		392,151
			1,865,920
Health Care Equipment & Services - 9.9%
Align Technology Inc.	1,114	[a]	230,721
Becton Dickinson & Co.	6,423		1,431,237
DexCom Inc.	9,368	[a]	754,499
Edwards Lifesciences Corp.	6,942	[a]	573,617
Humana Inc.	2,973		1,442,470
Intuitive Surgical Inc.	2,440	[a]	457,354
Laboratory Corp. of America Holdings	1,819		372,549
McKesson Corp.	2,158		733,439
Medtronic PLC	12,549		1,013,332
UnitedHealth Group Inc.	1,702		859,578
			7,868,796
Household & Personal Products - .5%
The Estee Lauder Companies Inc., Cl. A	1,733		374,155
Insurance - 5.6%
Aon PLC, Cl. A	1,557		417,074
Assurant Inc.	8,922		1,296,099
Chubb Ltd.	4,944		899,215
MetLife Inc.	13,683		831,653
The Hartford Financial Services Group Inc.	5,082		314,779
The Progressive Corp.	5,606		651,473
			4,410,293

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Materials - 1.3%
Alcoa Corp.	14,509		488,373
Freeport-McMoRan Inc.	20,613		563,353
			1,051,726
Media & Entertainment - 6.3%
Alphabet Inc., Cl. A	11,460	[a]	1,096,149
Alphabet Inc., Cl. C	18,698	[a]	1,797,813
Comcast Corp., Cl. A	28,576		838,134
Match Group Inc.	2,751	[a]	131,360
Omnicom Group Inc.	5,794		365,543
The Interpublic Group of Companies	23,501		601,626
The Walt Disney Company	1,621	[a]	152,909
			4,983,534
Pharmaceuticals Biotechnology & Life Sciences - 9.1%
AbbVie Inc.	4,634		621,929
Bio-Techne Corp.	729		207,036
Danaher Corp.	4,968		1,283,185
Eli Lilly & Co.	6,055		1,957,884
Gilead Sciences Inc.	3,795		234,114
Horizon Therapeutics PLC	5,827	[a]	360,633
Illumina Inc.	917	[a]	174,954
Merck & Co.	5,875		505,955
Organon & Co.	15,664		366,538
Repligen Corp.	1,784	[a]	333,804
Sanofi, ADR	24,033		913,735
Seagen Inc.	1,866	[a]	255,325
			7,215,092
Retailing - 3.9%
Amazon.com Inc.	24,564	[a]	2,775,732
Chewy Inc., Cl. A	7,733	[a,b]	237,558
Farfetch Ltd., Cl. A	8,992	[a]	66,990
			3,080,280
Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials Inc.	8,593		704,024
Marvell Technology Inc.	8,103		347,700
NVIDIA Corp.	7,003		850,094
Qualcomm Inc.	4,240		479,035
			2,380,853
Software & Services - 9.0%
Ansys Inc.	1,747	[a]	387,310
Bill.com Holdings Inc.	1,584	[a]	209,674
Block Inc.	10,505	[a]	577,670
CrowdStrike Holdings Inc., CI. A	1,973	[a]	325,170
Datadog Inc., Cl. A	2,588	[a]	229,763
Dolby Laboratories Inc., Cl. A	7,046		459,047

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.6% (continued)
Software & Services - 9.0% (continued)
HubSpot Inc.		1,249	[a]	337,380
Microsoft Corp.		12,578		2,929,416
Roper Technologies Inc.		927		333,386
Salesforce Inc.		3,868	[a]	556,373
Shopify Inc., Cl. A		5,966	[a,b]	160,724
Twilio Inc., Cl. A		6,914	[a]	478,034
Zoom Video Communications Inc., CI. A		1,671	[a]	122,969
				7,106,916
Technology Hardware & Equipment - 6.6%
Apple Inc.		18,655		2,578,121
Cisco Systems Inc.		29,314		1,172,560
Corning Inc.		14,635		424,708
Hewlett Packard Enterprise Co.		49,894		597,730
Zebra Technologies Corp., Cl. A		1,784	[a]	467,426
				5,240,545
Telecommunication Services - .3%
Vodafone Group PLC, ADR		18,009		204,042
Transportation - .4%
Uber Technologies Inc.		11,831	[a]	313,521
Utilities - 3.3%
Constellation Energy Corp.		16,864		1,402,916
Exelon Corp.		23,647		885,817
NextEra Energy Partners LP		5,055	[b]	365,527
				2,654,260
Total Common Stocks (cost $69,389,594)				76,613,761
	1-Day Yield (%)
Investment Companies - 3.7%
Registered Investment Companies - 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,957,445)	3.03	2,957,445	[c]	2,957,445

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $664,775)	3.03	664,775	[c]	664,775
Total Investments (cost $73,011,814)		101.1%		80,235,981
Liabilities, Less Cash and Receivables		(1.1%)		(899,241)
Net Assets		100.0%		79,336,740

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2022, the value of the fund’s securities on loan was $800,488 and the value of the collateral was $826,078, consisting of cash collateral of $664,775 and U.S. Government & Agency securities valued at $161,303. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Variable Investment Fund, Growth and Income Portfolio

September 30, 2022 (Unaudited)

The following is a summary of the inputs used as of September 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	76,613,761	-	-	76,613,761
Investment Companies	3,622,220	-	-	3,622,220

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser, as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2A-5.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded.

Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment

Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2022, accumulated net unrealized appreciation on investments was $7,224,167, consisting of $16,566,947 gross unrealized appreciation and $9,342,780 gross unrealized depreciation.

At September 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.